Stockholders' Deficiency - Schedule of Share Based Payment Award Stock Warrants Valuation Assumptions (Details) - Warrant [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Risk free interest rate		2.83%
Contractual term (years)		5 years
Expected volatility		136.00%
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Risk free interest rate	1.84%		1.84%	1.92%	1.92%	1.74%
Contractual term (years)	1 year		1 year	1 year 11 months 23 days	1 year 11 months 23 days	2 years
Expected volatility	136.00%		136.00%	128.00%	128.00%	120.00%
Maximum [Member]
Risk free interest rate	2.37%		2.62%	2.83%	2.91%	2.07%
Contractual term (years)	5 years		5 years	5 years	5 years	5 years
Expected volatility	139.00%		150.00%	136.00%	141.00%	132.00%